Employee Long Term Incentive Plan (Tables)	12 Months Ended
Dec. 27, 2014
Summary of Information for Class D Unit Interests

The following table summarizes information for the Class D unit interests:

	Time-vesting Interests		Performance-vesting Interests
	Number of units	Weighted average grant- date fair value per unit	Number of units	Weighted average grant- date fair value per unit
Beginning balance—December 28, 2013	1,819	$2,929	4,877	$2,928
Granted	410	1,368	533	1,956
Vested	(1,070)	3,553	—	—
Cancelled	(280)	3,938	(48)	1,388

Balance—December 27, 2014	879	2,374	5,362	$2,845

Capital Units [Member]
Weighted Average Assumptions Used to Estimate the Fair Value of Grants

The following table presents the weighted average assumptions used to estimate the fair value of grants in 2014, 2013 and 2012:

	2014	2013	2012
Class D Units
Risk-free interest rate	0.50% - 0.68%	0.50%	1.62%
Dividend yield	None	None	None
Volatility	58%	58%	47%
Expected term	3 - 4 years	4 years	6 - 8 years